Post-retirement benefit obligations (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of net defined benefit liability (asset)
Current post-retirement obligations	R (505)	R (399)
Noncurrent post-retirement obligations	14,691	12,708
Post-retirement assets	(467)	(1,274)
Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations	3,377	4,093
Current post-retirement obligations	(240)	(198)
Noncurrent post-retirement obligations	3,137	3,895
Pension
Disclosure of net defined benefit liability (asset)
Post-retirement obligations	11,819	9,014
Current post-retirement obligations	(265)	(201)
Noncurrent post-retirement obligations	11,554	8,813
Post-retirement assets	(467)	(1,274)
Net post-retirement obligation (asset) recognized	11,352	7,740
South Africa | Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations	2,992	3,825
Current post-retirement obligations	(214)	(178)
Noncurrent post-retirement obligations	2,778	3,647
South Africa | Pension
Disclosure of net defined benefit liability (asset)
Post-retirement assets	(467)	(555)
Net post-retirement obligation (asset) recognized	(467)	(555)
US | Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations	385	268
Current post-retirement obligations	(26)	(20)
Noncurrent post-retirement obligations	359	248
Foreign Countries | Pension
Disclosure of net defined benefit liability (asset)
Post-retirement obligations	11,819	9,014
Current post-retirement obligations	(265)	(201)
Noncurrent post-retirement obligations	11,554	8,813
Post-retirement assets		(719)
Net post-retirement obligation (asset) recognized	R 11,819	R 8,295